Joint ventures, Interest in joint ventures (Details) $ in Thousands		1 Months Ended				3 Months Ended		6 Months Ended		12 Months Ended
		Mar. 31, 2025	Jun. 30, 2023	Mar. 31, 2023	Jul. 31, 2021	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) Vessel	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of joint ventures [abstract]
Non-current assets						$ 2,779,501		$ 2,779,501		$ 2,802,211
Current assets						890,423		890,423		900,079
Non-current liabilities						(631,058)		(631,058)		(785,954)
Current liabilities						(738,419)		(738,419)		(653,830)
Translation reserve						(49)		(49)		198
Carrying amount of interest in joint venture						87,562		87,562		81,371
Other income	[1]					8,090	$ 10,675	17,079	$ 20,499
Expenses						(21,243)	(22,618)	(41,951)	(39,314)
Total comprehensive income for the period, net of tax						71,714	$ 255,788	$ 129,268	$ 482,374	$ 756,479
Vista Shipping [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest								50.00%		50.00%
Non-current assets						420,317		$ 420,317		$ 427,959
Current assets						70,547		70,547		63,657
Non-current liabilities						(294,804)		(294,804)		(317,722)
Current liabilities						(51,680)		(51,680)		(45,350)
Net assets						144,380		144,380		128,544
Group's share of net assets						72,190		72,190		64,272
Revenue								47,904		112,907
Other income								1,643		2,623
Expenses								(33,707)		(73,951)
Total comprehensive income for the period, net of tax								15,840		41,579
Profit/(loss) and total comprehensive income/(loss)								7,920		20,790
Adjustment to previously recognised share of profit (loss) from prior year								0		35
Group's share of total comprehensive (loss)/income								$ 7,920		$ 20,825
H&A Shipping [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest					50.00%			50.00%		50.00%
Non-current assets						59,699		$ 59,699		$ 59,892
Current assets						6,111		6,111		5,388
Non-current liabilities						(44,623)		(44,623)		(46,093)
Current liabilities						(5,340)		(5,340)		(4,940)
Net assets						15,847		15,847		14,247
Group's share of net assets						7,924		7,924		7,124
Shareholder's loans						6,308		6,308		6,308
Alignment of accounting policies						152		152		1,153
Carrying amount of interest in joint venture						14,384		14,384		14,585
Revenue								5,304		11,459
Other income								527		1,866
Expenses								(5,254)		(10,791)
Total comprehensive income for the period, net of tax								577		2,534
Profit/(loss) and total comprehensive income/(loss)								289		1,267
Adjustment to previously recognised share of profit (loss) from prior year								(474)		0
Alignment of accounting policies								(16)		147
Group's share of total comprehensive (loss)/income								$ (201)		$ 1,414
Ecomar [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest			50.00%					50.00%		50.00%
Non-current assets						151,698		$ 151,698		$ 68,964
Current assets						8,154		8,154		4,928
Non-current liabilities						(138,380)		(138,380)		(77,032)
Current liabilities						(21,738)		(21,738)		0
Net assets						(266)		(266)		(3,140)
Group's share of net assets						(133)		(133)		(1,570)
Unrecognised share of losses						1,438		1,438		1,633
Translation reserve						(1,305)		(1,305)		(63)
Carrying amount of interest in joint venture						0		0		0
Revenue								7,244		0
Other income								6,180		32
Expenses								(13,224)		(3,321)
Total comprehensive income for the period, net of tax								200		(3,289)
Profit/(loss) and total comprehensive income/(loss)								100		(1,645)
Adjustment to previously recognised share of profit (loss) from prior year								95		0
Unrecognised share of (profit)/loss for the current period								(195)		1,633
Group's share of total comprehensive (loss)/income								$ 0		$ (12)
Number of vessels | Vessel								2
Complexio [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest				30.50%				30.50%		30.50%
Non-current assets						6,675		$ 6,675		$ 4,262
Current assets						3,713		3,713		4,635
Current liabilities						(8,109)		(8,109)		(653)
Net assets						2,279		2,279		8,244
Group's share of net assets						695		695		2,514
Revenue								601		647
Other income								0		85
Expenses								(7,136)		(8,288)
Total comprehensive income for the period, net of tax								(6,535)		(7,556)
Profit/(loss) and total comprehensive income/(loss)								(1,993)		(2,304)
Gain on dilution								0		592
Group's share of total comprehensive (loss)/income								$ (1,993)		$ (1,712)
Percentage of shares purchased				50.00%
Seascale [Member]
Disclosure of joint ventures [abstract]
Percentage of ownership interest		50.00%						50.00%
Current assets						1,457		$ 1,457
Current liabilities						(872)		(872)
Net assets						585		585
Group's share of net assets						$ 293		293
Revenue								1,369
Other income								8
Expenses								(843)
Total comprehensive income for the period, net of tax								534
Profit/(loss) and total comprehensive income/(loss)								$ 267

[1]	Including a one -off item amounting to USD 0.2 million in Q2 2025 and USD 1.3 million in H1 2025.